PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Pension and Other Postretirement Benefit Plans [Abstract]
Pension and Other Postretirement Benefit Plans

NOTE 16 —PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS:

Pension plans

The Company has obligations outstanding under a defined benefit pension plan in the UK. The plan provides defined benefits based on years of service and final average salary. The plan was closed to new entrants and accrual from December 2007. The Company has provided a guarantee to the trustees of the OSG Ship Management (UK) Ltd. Retirement Benefits Plan (the “Scheme”) in the amount of the unfunded deficiency calculated on a solvency basis, if the principal employer fails to make the required periodic contributions to the Scheme.

Information with respect to the Scheme for which INSW uses a December 31 measurement date, is as follows:

	Pension Benefits
At December 31,	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$29,240	$29,899
Interest cost on benefit obligation	797	932
Actuarial losses/(gains)	(519)	5,525
Benefits paid	(770)	(603)
Settlements	-	(1,579)
Foreign exchange losses/(gains)	2,779	(4,934)
Benefit obligation at year end	31,527	29,240

Change in plan assets:
Fair value of plan assets at beginning of year	25,466	21,090
Actual return on plan assets	1,714	2,503
Employer contributions	787	7,605
Benefits paid	(770)	(603)
Settlements	-	(1,775)
Plan administration costs	(64)	-
Foreign exchange (gains)/losses	2,394	(3,354)
Fair value of plan assets at year end	29,527	25,466
Unfunded status at December 31	$(2,000)	$(3,774)

The unfunded benefit obligation for the pension plan is included in other liabilities in the consolidated balance sheets.

Information for the defined benefit pension plan with accumulated benefit obligations in excess of plan assets follows:

At December 31,	2017	2016
Projected benefit obligation	$31,527	$29,240
Accumulated benefit obligation	31,527	29,240
Fair value of plan assets	29,527	25,466

	Pension benefits
For the year ended December 31,	2017	2016	2015
Components of expense:
Plan administration costs	$64	$-	$-
Interest cost on benefit obligation	797	886	1,164
Expected return on plan assets	(1,041)	(951)	(1,159)
Amortization of prior-service costs	68	67	79
Recognized net actuarial loss	447	343	403
Recognized settlement loss	-	640	-
Net periodic benefit cost	$335	$985	$487

Unrecognized actuarial losses are amortized over a period of twenty-one years, which represents the term to retirement of the youngest member of the Scheme.

The weighted-average assumptions used to determine benefit obligations follow:

	Pension benefits
At December 31,	2017	2016
Discount rate	2.40%	2.60%

The selection of a single discount rate for the defined benefit plan was derived from bond yield curves, which the Company believed as of such dates to be appropriate for the plan, reflecting the length of the liabilities and the yields obtainable on investment grade bonds. The assumption for a long-term rate of return on assets was based on a weighted average of rates of return on the investment sectors in which the assets are invested.

The weighted-average assumptions used to determine net periodic benefit costs follow:

	Pension benefits
For the year ended December 31,	2017	2016	2015
Discount rate	2.60%	3.80%	3.55%
Expected (long-term) return on plan assets	3.85%	5.62%	5.35%
Rate of future compensation increases	-	-	-

Expected benefit payments are as follows:

Pension benefits
2018	$667
2019	700
2020	735
2021	772
2022	810
Years 2023-2027	4,703
$8,387

The fair values of the Company’s pension plan assets at December 31, 2017, by asset category are as follows:

Description	Fair Value	Level 1	Level 2 (1)
Cash and cash equivalents	$971	$971	$-
Managed fund	28,556	-	28,556
Total	$29,527	$971	$28,556

(1)

Quoted prices for the managed fund is not available from an active market source since such investments are pooled investment funds. The unitized pooled investment vehicles have been valued at the latest available bid price or single price provided by the pooled investment manager. Shares in other pooled arrangements have been valued at the latest available net asset value, determined in accordance with fair value principles, provided by the pooled investment manager.

Management has historically maintained a targeted allocation of between 86% and 90% of the Scheme assets in an equity fund index and between 10% and 14% in an over 15-year Gilt index fund. During 2017, in connection with a transition from passive investments funds to actively managed investment funds, the allocation was amended to better reflect the liabilities of the Scheme. An allocation of 67% is now maintained with return seeking assets, with the balance of 33% invested in liability driven investments to target a 100% match to interest rate risks (by asset value).

The Company contributed $787,  $7,605 and $1,161 to the UK Scheme in 2017, 2016 and 2015, respectively. The Company expects that its contribution to the UK Scheme in 2018 will be approximately $810.

Defined Contribution Plans

The Company has defined contribution plans covering all eligible shore-based employees in the U.K. and U.S. Contributions are limited to amounts allowable for income tax purposes and include employer matching contributions to the plans. All contributions to the plans are at the discretion of the Company or as mandated by statutory laws. The contributions to the plans during the three years ended December 31, 2017 were not material.

The expenses directly attributable to INSW’s employees for these defined contribution plans for each of the years ended December 31, 2017, 2016 and 2015 were not material.